Financial Income (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income
Schedule of financial income

	Year Ended December 31,
	2023	2022	2021
Interest income	29,095	3,553	102
Exchange rate differences	1,292	46,642	20,234
Total	30,387	50,195	20,336